Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	€ 52,889	€ 70,353	€ 90,214
Loans and advances to banks 3	21,204	21,770
Financial assets at fair value through profit or loss
– Trading assets	55,730	72,897
– Non-trading derivatives	1,657	2,463
– Mandatorily at fair value through profit or loss	72,322	56,481
– Designated as at fair value through profit or loss	3,448	5,740
Financial assets at fair value through other comprehensive income	56,662	46,389
Securities at amortised cost	53,867	50,273
Loans and advances to customers	727,733	683,611
Other assets	14,817	13,878
Total assets	1,060,329	1,023,856	€ 980,299
Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,607	2,562
- Debt securities
Financial assets at fair value through profit or loss
– Mandatorily at fair value through profit or loss	769	789
– Designated as at fair value through profit or loss	2,330	4,718
Financial assets at fair value through other comprehensive income	50,817	42,219
Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	3,238	1,608
Less than 1 month
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	52,889	70,353
Loans and advances to banks 3	12,910	16,826
Financial assets at fair value through profit or loss
– Trading assets	20,958	22,154
– Non-trading derivatives	160	602
– Mandatorily at fair value through profit or loss	31,075	30,002
– Designated as at fair value through profit or loss	14	145
Securities at amortised cost	1,714	2,075
Loans and advances to customers	61,904	53,672
Other assets	5,583	5,488
Total assets	187,664	201,683
Less than 1 month | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Less than 1 month | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	135	365
Less than 1 month | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	321	2
1 to 3 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,581	1,254
Financial assets at fair value through profit or loss
– Trading assets	3,508	8,044
– Non-trading derivatives	62	368
– Mandatorily at fair value through profit or loss	14,907	11,263
– Designated as at fair value through profit or loss	233	198
Securities at amortised cost	1,932	2,646
Loans and advances to customers	23,768	26,456
Other assets	363	590
Total assets	47,551	51,279
1 to 3 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
1 to 3 months | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	628	456
1 to 3 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	569	4
3 to 12 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	3,735	1,322
Financial assets at fair value through profit or loss
– Trading assets	7,988	14,501
– Non-trading derivatives	185	465
– Mandatorily at fair value through profit or loss	14,182	7,222
– Designated as at fair value through profit or loss	383	1,070
Securities at amortised cost	5,629	5,729
Loans and advances to customers	62,643	61,544
Other assets	1,463	1,058
Total assets	97,998	95,030
3 to 12 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
3 to 12 months | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,136	2,027
3 to 12 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	654	94
More than 1 year but less than 5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	2,258	1,759
Financial assets at fair value through profit or loss
– Trading assets	11,974	16,006
– Non-trading derivatives	517	356
– Mandatorily at fair value through profit or loss	9,967	5,931
– Designated as at fair value through profit or loss	1,698	2,110
Securities at amortised cost	24,150	22,838
Loans and advances to customers	241,614	219,414
Other assets	1,015	629
Total assets	317,273	287,977
More than 1 year but less than 5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
More than 1 year but less than 5 years | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	23,026	18,064
More than 1 year but less than 5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,056	871
>5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	720	610
Financial assets at fair value through profit or loss
– Trading assets	11,302	12,192
– Non-trading derivatives	732	672
– Mandatorily at fair value through profit or loss	1,881	1,835
– Designated as at fair value through profit or loss	1,120	2,217
Securities at amortised cost	20,442	16,985
Loans and advances to customers	337,804	322,526
Other assets	1,331	1,107
Total assets	401,863	380,089
>5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
>5 years | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	25,892	21,307
>5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	639	637
Maturity not applicable
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3
Financial assets at fair value through profit or loss
– Trading assets
– Non-trading derivatives
– Mandatorily at fair value through profit or loss	310	228
– Designated as at fair value through profit or loss
Securities at amortised cost
Loans and advances to customers
Other assets	5,060	5,006
Total assets	7,977	7,796
Maturity not applicable | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,607	2,562
Maturity not applicable | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Maturity not applicable | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income